Class K [Member] Investment Objectives and Goals - Class K - iShares Russell Mid-Cap Index Fund	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About iShares Russell Mid-Cap Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of iShares Russell Mid-Cap Index Fund (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek to track the investment results of an index composed of mid-capitalization U.S. equities.